T. ROWE PRICE Virginia Tax-Free Bond Fund
May 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Westrock  — 7
Total Common Stocks (Cost $15) 7
MUNICIPAL SECURITIES 100.1%
DISTRICT OF COLUMBIA 11.3%
Metropolitan Washington Airports Auth., 5.00%, 10/1/36 (1) 3,380 3,513
Metropolitan Washington Airports Auth., 5.00%, 10/1/37 (1) 3,100 3,209
Metropolitan Washington Airports Auth., Series 2020A, 4.00%,
10/1/38 (1) 3,020 2,969
Metropolitan Washington Airports Auth., Series 2021A, 4.00%,
10/1/38 (1) 3,960 3,893
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/37 (1) 3,345 3,310
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/41 (1) 1,415 1,363
Metropolitan Washington Airports Auth., Series A, 4.50%,
10/1/53 (1)(2) 750 740
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/31 (1) 5,000 5,450
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/35 (1) 2,000 2,161
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/36 (1) 5,195 5,488
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/38 (1) 5,930 6,172
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/43 (1) 7,185 7,391
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/44 (1) 13,930 14,390
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/46 (1) 10,000 10,376
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/53 (1)(2) 4,000 4,256
Metropolitan Washington Airports Auth., Series B, 4.00%, 10/1/37  2,470 2,502
Metropolitan Washington Airports Auth., Series B, 4.00%, 10/1/38  2,565 2,581
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/33 (1) 6,450 6,602
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/35 (1) 7,000 7,134
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 3.00%, 10/1/53 (3) 1,000 723
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/33  550 590

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/35  1,000 1,064
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/36  1,000 1,058
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/38  2,000 2,101
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/39  1,350 1,415
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  14,965 15,614
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  1,875 2,103
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/39  5,000 5,487
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/45  12,580 13,604
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  1,550 1,753
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/32  940 1,006
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/32  1,575 1,686
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/33  1,750 1,868
143,572
MARYLAND 0.5%
Montgomery County, Series E, GO, VRDN, 4.00%, 11/1/37  5,900 5,900
5,900
OHIO 0.0%
Allen County Hosp. Fac., Catholic Healthcare, Series C, VRDN,
3.98%, 6/1/34  300 300
300
PUERTO RICO 5.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (4) 3,978 1,939
Puerto Rico Commonwealth, GO, VR, 11/1/51 (4) 4,925 2,376
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (5) 2,545 2,545
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  435 415
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,676 982
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  4,905 4,502
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  2,151 1,921

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  2,378 2,063
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  1,366 1,140
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  727 728
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  1,451 1,481
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  2,263 2,365
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  2,490 2,638
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  2,384 2,567
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (6)(7) 30 21
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (6)(7) 2,775 2,008
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (6)
(7) 365 261
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/30 (6)
(7) 1,100 787
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (6)
(7) 50 36
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27 (6)
(7) 105 75
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28 (6)
(7) 115 82
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (6)(7) 150 105
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (6)(7) 600 428
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (6)(7) 195 139
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (6)(7) 240 171
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (6)(7) 30 21
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (6)(7) 1,420 1,015
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (6)(7) 145 104
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (6)(7) 125 88
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (6)(7) 55 39
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (6)(7) 145 104
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (6)(7) 115 83
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (6)(7) 35 24
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (6)(7) 65 46
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (6)(7) 630 443
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (6)(7) 50 36
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (6)(7) 550 386
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (6)(7) 140 100
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (6)(7) 50 36
Puerto Rico Highway & Transportation Auth., Restructured,
Series A, 5.00%, 7/1/62  1,308 1,254

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Highway & Transportation Auth., Restructured,
Series C, STEP, 0.00%, 7/1/53  1,100 668
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  14,703 13,597
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  5,455 5,212
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  13,359 12,376
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  1,500 1,378
Puerto Rico Sales Tax Fin., Restructured, Series B-1, Zero
Coupon, 7/1/46  2,650 705
69,490
TEXAS 0.0%
Harris County Cultural Ed. Fac. Fin., Methodist Hosp., Series B,
VRDN, 4.00%, 12/1/59  100 100
100
VIRGINIA 82.8%
Albemarle County Economic Dev. Auth., Sentara Martha Jefferson
Hosp., Series B, VRDN, 3.90%, 10/1/48  7,110 7,110
Albemarle County Economic Dev. Auth., Westminster-Canterbury
Blue Ridge, 4.00%, 6/1/49  2,800 2,229
Alexandria IDA, Episcopal High School, 4.00%, 1/1/25  410 413
Alexandria IDA, Episcopal High School, 4.00%, 1/1/26  425 429
Alexandria IDA, Episcopal High School, 4.00%, 1/1/30  265 269
Alexandria IDA, Episcopal High School, 4.00%, 1/1/35  1,500 1,512
Alexandria IDA, Episcopal High School, 4.00%, 1/1/36  1,000 1,011
Alexandria IDA, Episcopal High School, 4.00%, 1/1/40  2,500 2,479
Alexandria IDA, Episcopal High School, Series A, GO, 3.00%,
7/15/46  1,550 1,267
Alexandria IDA, Episcopal High School, Series C, 3.00%, 1/1/51  6,260 4,561
Alexandria IDA, Goodwin House, 5.00%, 10/1/35 (Prerefunded
10/1/25) (8) 1,995 2,076
Alexandria IDA, Goodwin House, 5.00%, 10/1/45 (Prerefunded
10/1/25) (8) 7,540 7,847
Alexandria IDA, Goodwin House, 5.00%, 10/1/50 (Prerefunded
10/1/25) (8) 1,000 1,041
Arlington County, GO, 4.00%, 6/15/33  3,025 3,195
Arlington County, GO, 4.00%, 6/15/36  8,585 8,856
Arlington County, GO, 4.00%, 6/15/37  2,835 2,898
Arlington County, GO, 5.00%, 6/15/40  1,710 1,914
Arlington County IDA, Park Shirlington Apartments, 5.00%, 1/1/26  5,200 5,356
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  21,850 19,119
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/38  1,700 1,696
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/45  17,810 17,057
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/30  500 555

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/32  600 664
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  755 826
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/36  1,625 1,761
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/37  2,050 2,202
Botetourt County, Residential Care Fac., Glebe, Inc., Series A,
6.00%, 7/1/34  550 554
Botetourt County, Residential Care Fac., Glebe, Inc., Series A,
6.00%, 7/1/44  5,000 4,906
Capital Region Airport Commission, Series A, 4.00%, 7/1/24  1,000 1,000
Capital Region Airport Commission, Series A, 4.00%, 7/1/35  700 704
Capital Region Airport Commission, Series A, 4.00%, 7/1/38  850 827
Capital Region Airport Commission, Series A, 5.00%, 7/1/23  600 601
Cherry Hill CDA, Potomac Shores Project, 4.50%, 3/1/25 (5) 340 339
Cherry Hill CDA, Potomac Shores Project, 5.15%, 3/1/35 (5) 1,220 1,215
Cherry Hill CDA, Potomac Shores Project, 5.40%, 3/1/45 (5) 2,185 2,174
Chesapeake Bay Bridge & Tunnel Dist., General Resolution,
5.50%, 7/1/25 (9)(10) 6,270 6,356
Chesapeake Expressway Toll Road, Series A, 5.00%, 7/15/47  10,470 10,475
Chesapeake Expressway Toll Road, Series B, STEP, 0.00%,
7/15/40  3,875 3,932
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 4.00%,
7/1/39  1,800 1,743
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 5.00%,
7/1/31  1,490 1,618
Fairfax County Economic Dev. Auth., Goodwin House, Series A,
5.00%, 10/1/36 (Prerefunded 10/1/24) (8) 7,060 7,314
Fairfax County Economic Dev. Auth., Goodwin House, Series A,
5.00%, 10/1/42 (Prerefunded 10/1/24) (8) 4,350 4,507
Fairfax County Economic Dev. Auth., Green Bond County
Facilities, 4.00%, 10/1/40  1,595 1,616
Fairfax County Economic Dev. Auth., Metrorail Parking System,
5.00%, 4/1/42  9,000 9,394
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/34 (Prerefunded 4/1/26) (8) 55 56
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/35 (Prerefunded 4/1/26) (8) 4,565 4,688
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/35 (Prerefunded 4/1/26) (8) 1,200 1,229
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 4.50%,
12/1/32 (Prerefunded 12/1/23) (8) 3,550 3,568
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/32 (Prerefunded 12/1/23) (8) 45 45
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/42 (Prerefunded 12/1/23) (8) 2,120 2,136
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 5.00%,
12/1/47 (Prerefunded 12/1/23) (8) 4,010 4,040

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Fairfax County Economic Dev. Auth., Wiehle Ave Metrorail Station,
5.00%, 8/1/34  2,000 2,268
Fairfax County IDA, Inova Health System, 3.50%, 5/15/39  5,400 4,907
Fairfax County IDA, Inova Health System, 4.00%, 5/15/44  13,160 12,768
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/44  7,915 7,679
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/48  9,840 9,361
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/44  18,335 18,452
Fairfax County IDA, Inova Health System, Series C, VRDN, 3.46%,
5/15/42  3,645 3,645
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/36  4,105 4,412
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/37  4,310 4,597
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/38  3,040 3,229
Fairfax County Sewer, 5.00%, 7/15/44  5,650 5,980
Fairfax County Sewer, Series A, 4.00%, 7/15/51  5,000 4,858
Fairfax County Sewer, Series A, 5.00%, 7/15/46  9,390 10,382
Fairfax County Water Auth., 5.00%, 4/1/44  4,720 4,978
Fairfax County Water Auth., 5.00%, 4/1/45  4,230 4,456
Farmville IDA, Convocation Center Project, 5.375%, 7/1/53
(Tender 7/1/43) (3) 15,400 16,072
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/26  1,000 1,010
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/27  1,690 1,705
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/29  1,600 1,615
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/31  425 429
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  1,250 1,261
Fredericksburg Economic Dev. Auth., Medicorp Health System,
Series ME, 5.25%, 6/15/23  2,600 2,601
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/29 (Prerefunded 6/15/25) (8) 3,750 3,869
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/30 (Prerefunded 6/15/25) (8) 1,500 1,548
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/31 (Prerefunded 6/15/25) (8) 2,000 2,063
Greater Richmond Convention Center Auth., Hotel Tax, 5.00%,
6/15/32 (Prerefunded 6/15/25) (8) 5,630 5,809
Hampton Roads Sanitation Dist., Series A, 4.00%, 10/1/38  1,690 1,691

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Hampton Roads Transportation Accountability Commission,
5.00%, 7/1/48  16,965 17,849
Hampton Roads Transportation Accountability Commission,
Series A, 4.00%, 7/1/52  2,010 1,931
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/42  2,850 3,022
Hampton Roads Transportation Accountability Commission,
Series A, 5.25%, 7/1/60  11,960 12,990
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57 (Prerefunded 1/1/28) (8) 10,785 12,027
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, 4.00%, 7/1/50  5,000 4,820
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, 5.00%, 7/1/50  6,430 6,898
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/26 (5) 1,505 1,446
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/27 (5) 1,565 1,477
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/30 (5) 255 227
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/31 (5) 625 546
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/40 (5) 4,135 3,145
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/47 (5) 4,510 3,147
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/38  700 660
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/48  4,035 3,543
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/51  4,525 3,930
Henrico County Economic Dev. Auth., Lifespire of Virginia,
Series C, 5.00%, 12/1/37  3,040 2,937
Henrico County Economic Dev. Auth., Westminster Canterbury
PRO, 5.00%, 10/1/37  1,500 1,534
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/42  1,125 1,153
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/47  1,565 1,587
Henrico County Economic Dev. Auth., Westminster Canterbury
RIC, Series A, 5.00%, 10/1/52  4,640 4,675
Henrico County Water & Sewer, 5.00%, 5/1/42 (Prerefunded
5/1/26) (8) 3,340 3,522
James City County Economic Dev. Auth., 4.00%, 6/1/41  3,120 2,335
James City County Economic Dev. Auth., 4.00%, 6/1/47  6,700 4,653
James City County Economic Dev. Auth., Series A, 4.00%, 12/1/35  1,015 888

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
James City County Economic Dev. Auth., Series A, 4.00%, 12/1/40  1,155 932
James City County Economic Dev. Auth., Series A, 4.00%, 12/1/50  1,050 759
James City County Economic Dev. Auth., United Methodist
Homes, Series A, 6.00%, 6/1/43 (Prerefunded 6/1/23) (8) 2,734 2,734
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/31  850 809
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/38  680 587
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/42  1,120 910
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/48  2,310 1,759
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/34  2,085 2,276
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/35  1,105 1,204
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/38  1,000 1,070
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/43  2,240 2,373
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/48  1,500 1,578
Loudoun County, Series A, GO, 4.00%, 12/1/39  7,010 7,159
Loudoun County, Series A, GO, 5.00%, 12/1/42 (2) 8,980 10,160
Loudoun County Economic Dev. Auth., Series A, 4.00%, 12/1/39  2,125 2,156
Loudoun County Economic Dev. Auth., Series A, 4.00%, 12/1/40  2,125 2,146
Loudoun County Economic Dev. Auth., Series A, 4.00%, 10/1/52  6,075 5,915
Loudoun County Economic Dev. Auth., Howard Hughes Medical,
Zero Coupon, 7/1/49  5,000 1,535
Loudoun County Economic Dev. Auth., Howard Hughes Medical,
Series B, VRDN, 3.43%, 2/15/38  5,900 5,900
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/37  1,650 1,619
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/41  1,000 944
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/55  10,395 9,205
Lynchburg Economic Dev. Auth., Central Health, Series A, 5.00%,
1/1/24  640 643
Lynchburg Economic Dev. Auth., Central Health, Series B, VRDN,
4.00%, 1/1/47  13,300 13,300
Madison County IDA, Woodberry Forest School, 3.00%, 10/1/50  11,000 8,522
Manassas Park Economic Dev. Auth., Virginia Project, 4.00%,
12/15/38  500 501
Manassas Park Economic Dev. Auth., Virginia Project, 4.00%,
12/15/39  500 497
Manassas Park Economic Dev. Auth., Virginia Project, 4.00%,
12/15/40  500 495
Mosaic Dist. CDA, Series A, 4.00%, 3/1/27  1,000 1,030
Mosaic Dist. CDA, Series A, 4.00%, 3/1/33  1,400 1,441
Mosaic Dist. CDA, Series A, 4.00%, 3/1/34  1,730 1,772
Mosaic Dist. CDA, Series A, 4.00%, 3/1/35  2,000 2,041
Mosaic Dist. CDA, Series A, 4.00%, 3/1/36  1,820 1,849
Newport News Economic Dev. Auth., Lifespire, 5.00%, 12/1/38  6,060 5,783
Norfolk, Series A, GO, 5.00%, 10/1/41 (Prerefunded 10/1/26) (8) 1,050 1,117
Norfolk, Series A, GO, 5.00%, 10/1/46 (Prerefunded 10/1/26) (8) 2,300 2,446
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
4.00%, 11/1/42  125 122

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
4.00%, 11/1/48  5,500 5,189
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B, VRDN,
5.00%, 11/1/48 (Tender 11/1/28)  2,000 2,165
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/35  2,865 2,690
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  480 402
Norfolk Water, Series A, 5.25%, 11/1/44  17,250 17,578
Prince Edward County IDA, Hampden Sydney, 4.50%, 9/1/52  1,500 1,489
Prince Edward County IDA, Hampden Sydney, 4.50%, 9/1/57  1,000 983
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/37  4,000 3,457
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/46  4,405 3,501
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 5.00%,
7/1/47  18,405 20,213
Roanoke Economic Dev. Auth., Lutheran Homes Brandon Oaks,
6.625%, 12/1/44 (Prerefunded 12/1/23) (8) 3,900 3,959
Rockingham County Economic Dev. Auth., Sentara RHM Medical
Center, Series A, 3.00%, 11/1/46  17,595 13,414
Rockingham County Economic Dev. Auth., Sunnyside Presbyterian
Home, Series A, 4.00%, 12/1/33  550 513
Rockingham County Economic Dev. Auth., Sunnyside Presbyterian
Home, Series A, 4.00%, 12/1/34  2,000 1,848
Rockingham County Economic Dev. Auth., Sunnyside Presbyterian
Home, Series A, 5.00%, 12/1/39  2,000 1,978
Spotsylvania County Water & Sewer System Revenue, 4.50%,
12/1/44  4,105 4,221
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/23  300 300
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  2,010 2,089
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  670 691
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  350 359
Suffolk Economic Dev. Auth., United Church Homes, 5.00%,
9/1/25  1,960 1,938
Suffolk Economic Dev. Auth., United Church Homes, 5.00%,
9/1/31  4,000 3,757
Tobacco Settlement Fin., Series B-1, 5.00%, 6/1/47  5,425 5,039
Univ. of Virginia, Series A, 5.00%, 4/1/38  1,895 2,019
Univ. of Virginia, Series B, 4.00%, 8/1/48  4,930 4,837
Univ. of Virginia, Series B, 5.00%, 4/1/46  5,000 5,284
Univ. of Virginia, Series B, 5.00%, 9/1/49  2,050 2,219
Virginia, Series A, GO, 5.00%, 6/1/38  5,345 6,110

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia College Building Auth., 4.00%, 2/1/43 (2) 3,000 2,964
Virginia College Building Auth., 5.00%, 2/1/40 (2) 2,000 2,247
Virginia College Building Auth., VRDN, 3.45%, 8/1/34  11,750 11,750
Virginia College Building Auth., Series A, 3.00%, 1/15/34  910 824
Virginia College Building Auth., Series A, 3.00%, 1/15/35  930 818
Virginia College Building Auth., Series A, 3.00%, 1/15/38  965 784
Virginia College Building Auth., Series A, 4.00%, 9/1/35  5,105 5,259
Virginia College Building Auth., Series A, 4.00%, 9/1/44  4,685 4,557
Virginia College Building Auth., Series A, 4.00%, 9/1/52  6,570 6,206
Virginia College Building Auth., 21st Century College &
Equipment, 4.00%, 2/1/38  1,165 1,172
Virginia College Building Auth., Univ. of Richmond, 4.00%, 3/1/42  8,010 7,865
Virginia College Building Auth., Washington & Lee Univ., 5.25%,
1/1/31 (10) 7,965 8,812
Virginia College Building Auth., Washington & Lee Univ., 5.75%,
1/1/34  10,620 13,136
Virginia Commonwealth Transportation Board, 4.00%, 5/15/30  7,310 7,368
Virginia Commonwealth Transportation Board, 4.00%, 5/15/31  2,445 2,462
Virginia Commonwealth Transportation Board, 4.00%, 5/15/32  6,860 6,908
Virginia Commonwealth Transportation Board, Series A, 4.00%,
5/15/34  1,000 1,031
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/33  1,250 1,355
Virginia Commonwealth Univ. Health System Auth., Series A,
5.00%, 7/1/34  5,000 5,292
Virginia Commonwealth Univ. Health System Auth., Series B,
4.00%, 7/1/35  1,500 1,516
Virginia HDA, Series E, 4.125%, 12/1/46  4,180 3,987
Virginia HDA, Series G, 4.90%, 11/1/42  500 517
Virginia HDA, Series G, 5.05%, 11/1/47  1,565 1,614
Virginia HDA, Series G, 5.25%, 11/1/57  4,885 5,070
Virginia HDA, Series K, 2.55%, 12/1/46 (1) 9,950 6,910
Virginia HDA, Rental Housing, Series B, 3.25%, 3/1/52  2,000 1,523
Virginia HDA, Rental Housing, Series F, 5.35%, 10/1/43  7,710 7,718
Virginia Housing Dev. Auth., Series G, 5.375%, 11/1/64  4,535 4,746
Virginia Housing Dev. Auth., Series I, 2.55%, 11/1/50  4,860 3,227
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/30  2,135 2,170
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/33  1,920 1,951
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/34  2,035 2,067
Virginia Port Auth., Series B, 5.00%, 7/1/45 (1) 12,000 12,130
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.25%,
7/1/48  8,000 8,963

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Public Building Auth., Series 2019A, 4.00%, 8/1/39
(Prerefunded 8/1/29) (8) 10 11
Virginia Public Building Auth., Series 2022A, 4.00%, 8/1/39  6,000 6,136
Virginia Public Building Auth., Series A, 4.00%, 8/1/36  5,000 5,090
Virginia Public Building Auth., Series B, 4.00%, 8/1/35 (1) 8,485 8,644
Virginia Public Building Auth., Series B, 4.00%, 8/1/36 (1) 8,830 8,934
Virginia Public Building Auth., Unrefunded Balance, Series A,
4.00%, 8/1/39  1,420 1,443
Virginia Public Building Auth., Unrefunded Balance, Series A,
4.00%, 8/1/40  1,530 1,552
Virginia Public School Auth., Series A, 4.00%, 8/1/45  6,005 5,928
Virginia Resources Auth., Series A, 4.00%, 11/1/39 (1) 395 398
Virginia Resources Auth., Series A, 4.00%, 11/1/40 (1) 415 414
Virginia Resources Auth., Series A, 4.00%, 11/1/41 (1) 420 411
Virginia Resources Auth., Series A, 5.00%, 11/1/42 (Prerefunded
11/1/23) (8) 1,680 1,691
Virginia Resources Auth., Series B, 4.75%, 11/1/52  1,000 1,041
Virginia Resources Auth., Series C, 4.00%, 11/1/37  570 576
Virginia Resources Auth., Clean Water Revolving Fund, 5.00%,
10/1/30  5,290 5,488
Virginia Resources Auth., Unrefunded Balance, 5.00%, 11/1/40  2,480 2,529
Virginia Resources Auth., Unrefunded Balance, 5.00%, 11/1/45  4,640 4,706
Virginia Resources Auth., Unrefunded Balance, Series B, 5.00%,
11/1/31  50 50
Virginia Small Business Fin. Auth., 4.00%, 7/1/31 (1) 2,500 2,476
Virginia Small Business Fin. Auth., 4.00%, 12/1/36  1,210 1,043
Virginia Small Business Fin. Auth., 4.00%, 1/1/38 (1) 11,125 10,377
Virginia Small Business Fin. Auth., 4.00%, 1/1/39 (1) 10,400 9,606
Virginia Small Business Fin. Auth., 4.00%, 1/1/41 (1) 1,360 1,233
Virginia Small Business Fin. Auth., 4.00%, 12/1/41  2,975 2,416
Virginia Small Business Fin. Auth., 4.00%, 1/1/48 (1) 10,230 8,816
Virginia Small Business Fin. Auth., 4.00%, 12/1/51  9,105 6,782
Virginia Small Business Fin. Auth., 5.00%, 12/31/41 (1) 3,470 3,574
Virginia Small Business Fin. Auth., 5.00%, 12/31/47 (1) 5,525 5,593
Virginia Small Business Fin. Auth., 5.00%, 12/31/57 (1) 5,235 5,255
Virginia Small Business Fin. Auth., Covanta Project, VRDN, 5.00%,
1/1/48 (Tender 7/1/38) (1)(5) 1,700 1,564
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/35 (1) 7,900 7,673
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/40 (1) 1,000 914
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/34 (1) 2,465 2,618
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/35 (1) 3,500 3,704

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/36 (1) 2,750 2,873
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/37 (1) 1,860 1,919
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/38 (1) 2,760 2,830
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/36  2,270 2,162
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/37  1,250 1,172
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/51  8,000 6,723
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
12/31/52 (1) 6,000 6,047
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/36  10,470 10,580
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/37  12,750 12,734
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/38  12,340 12,215
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/39  3,000 2,948
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/47 (1) 7,850 7,828
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (1) 2,740 2,714
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52 (1) 6,120 6,036
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (1) 14,230 13,935
West Falls CDA, Series A, 5.375%, 9/1/52 (5) 3,750 3,720
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 260
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/34  2,250 2,324
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/35  2,250 2,320
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/44  11,500 11,656

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Winchester Economic Dev. Auth., Valley Health System, Series A,
5.00%, 1/1/44 (Prerefunded 1/1/24) (8) 10,455 10,536
1,046,635
Total Municipal Securities (Cost $1,331,629) 1,265,997
Total Investments in Securities 100.1%
(Cost $1,331,644) $ 1,266,004
Other Assets Less Liabilities (0.1)% (1,211)
Net Assets 100.0% $ 1,264,793
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) When-issued security
(3) Insured by Assured Guaranty Municipal Corporation
(4) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$21,545 and represents 1.7% of net assets.
(6) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(7) Non-income producing
(8) Prerefunded date is used in determining portfolio maturity.
(9) Escrowed to maturity
(10) Insured by National Public Finance Guarantee Corporation
CDA Community Development Administration/Authority
GO General Obligation
HDA Housing Development Authority
IDA Industrial Development Authority/Agency
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Virginia Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Virginia Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Virginia Tax-Free Bond Fund  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Virginia Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed

T. ROWE PRICE Virginia Tax-Free Bond Fund

representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 1,265,997 $ — $ 1,265,997
Common Stocks 7 — — 7
Total $ 7 $ 1,265,997 $ — $ 1,266,004

T. ROWE PRICE Virginia Tax-Free Bond Fund

In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F48-054Q1 05/23